Investments in Joint Ventures and Associates - Schedule Profit (loss) Sharing in Joint Ventures and Associates (Parenthetical) (Detail) $ in Thousands, $ in Thousands		1 Months Ended
	Sep. 28, 2016 MXN ($)	Nov. 30, 2017 USD ($)
Gasoductos de Chihuahua, S. de R. L. de C. V. [member]
Disclosure of Investments in Associates and Other [Line Items]
Divestiture amount	$ 22,684,736
Ownership percentage	50.00%
Profit from divestiture	$ 15,211,039
Profit from divestiture	$ 15,211,039
Ductos y Energticos del Norte, S.A. de C.V.[Member]
Disclosure of Investments in Associates and Other [Line Items]
Divestiture amount		$ 3,141,710
Profit from divestiture		$ 3,139,103
Ownership percentage		50.00%
Profit from divestiture		$ 3,139,103